THE FLEX-FUNDS

THE MONEY MARKET FUND

2000 SEMI-ANNUAL REPORT June 30, 2000







                                                                  THE FLEX-FUNDS
                                                  P.O. Box 7177, Dublin OH 43017
                                                 (800)325-FLEX  Fax(614)766-6669
                                          www.flexfunds.com * info@flexfunds.com

To obtain a prospectus containing more complete information about The Money Market Fund, including other fees and expenses that apply to a continued investment in The Money Market Fund, you may call The Flex-funds at
(800)325-3539 or write P.O. Box 7177, Dublin OH 43017. Please read the prospectus carefully before investing.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. All performance figures represents total returns and average annual total returns for the periods ended 6/30/00. Investment performance represents total return and assumes reinvestment of all dividend and capital gain distributions. The investment value and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Advisor waived a portion of its management fees and/or reimbursed expenses in order to reduce the operating expenses of The Money Market Fund.

An investment in The Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yield quotations more closely reflect the current earnings of The Money Market Fund than do total return quotations.

The Flex-funds 2000 Semi-Annual Report

THE MONEY MARKET FUND

     As of June 30, The Flex-funds Money Market Fund ranked in the top 10% of all general purpose money market funds for period and average annual total return for all periods monitored by Lipper, Inc. The Fund ranked in the top 6% (#21 of 364) for 12-month total return, top 7% (#16 of 244) for 5-year average annual total return, and top 5% (#6 of 137) for 10-year average annual total return.*

     The big news in the first half of 2000 was the 1.00% cumulative increase in the Fed Funds rate by the Federal Reserve Board, spread out over 3 rate hikes. Rapid economic growth led Alan Greenspan to a bias towards tightening short-term interest rates. In anticipation, the Fund shortened its average maturity from 60 to 45 days and increased its exposure to floating rate instruments. Quality was also a central issue during the quarter, as investors fled to the highest quality issues on occasional fears of a sharp stock market decline.

     The Fund's yields increased as a result of the Federal Reserve Board's action to increase short-term interest rates and increased demand for funds from businesses and consumers. On May 31, one-year LIBOR interest rates peaked at 7.50% then settled down to 7.11% by June 30. Since one-year LIBOR is very sensitive to demands for borrowing, its decline prompted us to extend the average maturity during June to as high as 72 days. At June 30th, the Fund's average maturity was 68 days.

     The Federal Reserve left short-term rates unchanged at their last meeting in late June. The decision was undoubtedly based upon recent indications of a slowing economy. The next meetings are scheduled for August and October while the presidential campaigns are in full swing. If the Federal Reserve takes any action in the next six months, it will most likely occur in August so the Fed. No matter what the Fed does at its next meetings, it is apparent that we are closer to the end than to the beginning of this cycle of rising interest rates.

* The Investment Advisor waived a portion of its management fees and/or reimbursed expenses in order to reduce the operating expenses of the Fund for each period shown above. Without such waivers, the Fund's rankings may have been lower.


[PHOTO] Philip A. Voelker, Portfolio Manager

YEAR TO DATE PERFORMANCE
------------------------

  PERIOD & AVERAGE ANNUAL TOTAL RETURNS
  as of 6/30/00
                                       THE MONEY     AVERAGE MONEY
                                       MARKET FUND   MARKET FUND(1)

  Year to Date........................   2.92%          1.27%
  One Year............................   5.57%          4.72%
  Five Years..........................   5.35%          4.93%
  Ten Years...........................   5.07%          4.73%
  Since Inception(2)..................   5.98%           n/a

  1 According to Lipper Inc.
  2 Inception Date 3/27/85

  CURRENT & EFFECTIVE YIELDS
  as of 6/30/00
  7-day Simple Yield..................  6.24%
  7-day Compound Yield................  6.42%

PORTFOLIO HOLDINGS as of June 30, 2000

[GRAPH] The following information was presented as a pie chart:

  1) Commercial Paper         64%
  2) Variable Rate Notes      17%
  3) Repurchase Agreements    15%
  4) Certificates of Deposit   4%

                             Money Market Portfolio
                  Portfolio of Investments as of June 30, 2000
                                  (Unaudited)

                                                                         COUPON/YIELD  MATURITY FACE AMOUNT      AMORTIZED COST

COMMERCIAL PAPER - 63.8%
        Allegheny Energy, Inc.                                                6.69%    09/07/00  $50,000,000         $49,386,750
        American Honda Finance                                                6.60%    09/13/00    7,000,000           6,907,600
        AT&T Corp.                                                            6.61%    11/15/00   50,000,000          48,760,625
        Bank of America Corp.                                                 6.70%    12/06/00   50,000,000          48,548,333
        British Telecommunications PLC                                        6.00%    07/31/00   50,000,000          49,766,666
        Catholic Healthcare Partners***                                       6.75%    10/04/00   11,488,000          11,287,678
        Credit Suisse First Boston, Inc.***                                   6.03%    08/18/00   50,000,000          49,614,750
        Daimler Chrysler AG Holdings                                          6.23%    10/18/00   75,000,000          73,611,229
        Deutsche Bank Financial                                               6.61%    11/06/00   50,000,000          48,843,250
        Duff & Phelps Utility & Corp.***                                      6.72%    11/20/00   12,500,000          12,173,333
        Duff & Phelps Utility & Corp.***                                      6.68%    11/03/00   11,193,000          10,937,538
        E.I. duPont De Nemours Co.                                            5.98%    08/28/00   20,000,000          19,813,955
        E.I. duPont De Nemours Co.                                            6.02%    10/04/00   50,000,000          49,222,417
        General Electric Capital Corp.                                        6.66%    03/06/01   50,000,000          47,724,500
        Household Finance Corp.                                               6.63%    12/13/00   50,000,000          48,499,042
        Johnson & Johnson***                                                  5.79%    07/05/00   25,000,000          24,991,958
        Merrill Lynch & Co.                                                   6.01%    07/26/00   60,000,000          59,769,617
        Monsanto Co.                                                          5.95%    07/06/00   30,000,000          29,985,125
        Motorola, Inc.                                                        6.65%    09/18/00   50,000,000          49,288,819
        National Rural Utilities                                              6.05%    08/07/00   25,000,000          24,852,952
        Standard Life Funding                                                 6.17%    08/10/00   25,000,000          24,837,180
        Toronto Dominion Holdings                                             6.64%    09/19/00   50,000,000          49,280,667
        Xerox Credit Corp.                                                    6.18%    07/12/00   25,000,000          24,961,375

        TOTAL COMMERCIAL PAPER
        (Cost$863,065,360 )                                                                                          863,065,360

CORPORATE OBLIGATIONS - 17.4%

        American General Corp.                                                9.63%    07/15/00    3,000,000           3,002,944
        American Honda Finance Corp.***                                       6.89%*   08/21/00   10,000,000          10,005,791
        Aquarium Holdings KY***                                               6.69%*   07/06/00   13,208,000          13,208,000
        Austin Printing Co., Inc.***                                          6.76%*   07/06/00    2,515,000           2,515,000
        AT&T Corp.***                                                         6.73%*   08/07/00   10,000,000          10,001,249
        Bank One Corp.***                                                     6.84%*   08/18/00   10,000,000          10,001,464
        Bath Technologies, Inc.***                                            6.79%*   07/06/00    1,460,000           1,460,000
        Bath Technologies, Inc.***                                            6.76%*   07/06/00    4,400,000           4,400,000
        Beaver Creek Enterprise***                                            6.76%*   07/06/00    2,150,000           2,150,000
        Branch Banking and Trust                                              7.06%*   08/30/00   10,000,000          10,011,591
        Care Life Project***                                                  6.76%*   07/06/00    3,600,000           3,600,000
        Clark Grave Vault Co.***                                              6.69%*   07/06/00    2,250,000           2,250,000
        Coughlin Family Prop., Inc.***                                        6.69%*   07/06/00    3,405,000           3,405,000
        Damascus-Bishop Tire***                                               6.76%*   07/06/00    9,500,000           9,500,000
        Danis Construction Co.***                                             6.69%*   07/06/00    5,000,000           5,000,000
        D.E.D.E. Realty***                                                    6.69%*   07/06/00    3,575,000           3,575,000
        Doren, Inc.***                                                        6.76%*   07/06/00      200,000             200,000
        Espanola/Nambe***                                                     6.76%*   07/06/00    1,905,000           1,905,000
        Ford Motor Credit Co.                                                 6.30%*   10/02/00      900,000             900,000
        Ford Motor Credit Co.                                                10.13%    11/15/00    1,000,000           1,010,324
        GTE Corp.                                                             6.83%*   09/11/00   40,000,000          39,986,264
        General Motors Acceptance Corp.                                       5.63%    09/11/00       85,000              84,008
        Gordon Flesch Co. Project***                                          6.76%*   07/06/00    1,000,000           1,000,000
        Hancor, Inc.***                                                       6.76%*   07/06/00      500,000             500,000
        IBM Corp.                                                             6.04%    08/07/00    3,000,000           2,999,380
        Isaac Tire, Inc.***                                                   6.69%*   07/06/00      955,000             955,000
        Jackson Tube Service, Inc.***                                         6.69%*   07/06/00    4,800,000           4,800,000
        J.W. Harris Co., Inc.***                                              6.69%*   07/06/00    4,100,000           4,100,000
        K.L. Morris, Inc.***                                                  6.69%*   07/06/00    2,165,000           2,165,000
        Luken-Woodlawn LLC***                                                 6.69%*   07/06/00    3,655,000           3,655,000
        Merrill Lynch & Co.                                                   6.35%    07/24/00      250,000             250,039
        MetLife Insurance Co.****                                             6.34%*   07/03/00   20,000,000          20,000,000
        Miami Valley Steel***                                                 6.76%*   07/06/00    2,050,000           2,050,000
        Mubea, Inc.***                                                        6.76%*   07/06/00   11,925,000          11,925,000
        Ohio Presbyterian Retirement Services***                              6.76%*   07/06/00    6,245,000           6,245,000
        O.K.I. Supply Co.***                                                  6.69%*   07/06/00    2,000,000           2,000,000
        Osco Industries, Inc.***                                              6.76%*   07/06/00    2,400,000           2,400,000
        Presrite Corp.***                                                     6.76%*   07/06/00    1,360,000           1,360,000
        Pro Tire, Inc.***                                                     6.69%*   07/06/00    1,145,000           1,145,000
        R.I. Lampus Co.***                                                    6.76%*   07/06/00    1,780,000           1,780,000
        RSD Technology LLC***                                                 6.76%*   07/06/00    5,365,000           5,365,000
        Seariver Maritime, Inc.***                                            6.60%*   07/03/00    6,000,000           6,000,000
        SGS Tool Company***                                                   6.76%*   07/06/00    1,440,000           1,440,000
        Surgery Financing Co.***                                              6.76%*   07/06/00    6,240,000           6,240,000




        White Castle Project***                                               6.76%*   07/06/00    8,250,000           8,250,000

        TOTAL CORPORATE OBLIGATIONS
        (Cost $234,796,054 )                                                                                         234,796,054

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.1%
        Federal Home Loan Bank Note                                           5.30%    12/01/00    1,000,000             993,123
        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $993,123 )                                                                                                 993,123

U.S. TREASURY OBLIGATIONS - 0.0%
    **  U.S. Treasury Bill                                                    5.64%    01/04/01       63,100              61,272
        TOTAL U.S. TREASURY OBLIGATIONS
        (Cost  $61,272 )                                                                                                  61,272

CERTIFICATES OF DEPOSIT - 3.7%
        Wilmington Trust Co.                                                  6.92%    10/03/00   50,000,000          50,001,248
        TOTAL CERTIFICATES OF DEPOSIT
        (Cost $50,001,248 )                                                                                           50,001,248

REPURCHASE AGREEMENTS - 15.0%
        State Street Securities LLC, 6.40%, 07/03/00, (Collateralized by      6.40%    07/03/00   30,037,000          30,037,000
            $30,335,000 Federal Home Loan Bank Note, 5.875%, 08/15/01,
            market value - $30,638,350)

        Smith Barney Securities LLC, 7.19%, 07/03/00, (Collateralized by     7.185%    07/03/00  173,794,000         173,794,000
            $178,397,271 various commercial papers, 6.58 - 6.63%,
            07/03/00 - 09/25/00, market value - $177,270,008)

        TOTAL REPURCHASE AGREEMENTS
        (Cost $203,831,000 )                                                                                          203,831,000

TOTAL INVESTMENTS - 100.0%
(Cost $1,352,748,057)(a)                                                                                          $1,352,748,057

TRUSTEE DEFERRED COMPENSATION*****                                                                 SHARES             VALUE
        Flex-funds Highlands Growth Fund                                                                 783             $16,985
        Flex-funds Muirfield Fund                                                                      1,587               9,874
        Flex-funds Total Return Utilities Fund                                                           404               8,281
        Meeder Advisor International Equity Fund                                                         631               9,483

        TOTAL TRUSTEE DEFERRED COMPENSATION
        (Cost $44,623 )                                                                                                  $44,623

     (a) Cost for federal income tax and financial reporting purposes are the same.

     * Variable rate security. Interest rate is as of June 30, 2000. Maturity date reflects the next rate change date.

     **   Pledged as collateral on Letter of Credit.

     *** Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees.

     **** Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.

     ***** Assets of affiliates to the Money Market Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS & LIABILITIES
JUNE 30, 2000 (UNAUDITED)

                                                                    MONEY
                                                                   MARKET
                                                                    FUND
Assets
              Investments in corresponding portfolio, at value    $224,551,105
              Receivable from investment advisor                        27,191
              Other assets                                              95,035
Total Assets                                                       224,673,331

Liabilities
              Dividends payable                                      1,212,230
              Accrued 12b-1 distribution fees                           51,670
              Accrued transfer agent and administrative fees            15,658
              Other accrued liabilities                                  1,012
Total Liabilities                                                    1,280,570

Net Assets                                                         223,392,761

Net Assets
              Capital                                              223,392,761
Total Net Assets                                                  $223,392,761

Capital Stock Outstanding                                          223,392,761
  (indefinite number of shares authorized, $0.10 par value)

Net Asset Value, Offering and Redemption Price Per Share                 $1.00

See accompanying notes to financial statements.



STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
UNAUDITED

                                                                    MONEY
                                                                    MARKET
                                                                     FUND

Net Investment Income from Corresponding Portfolio
           Interest                                                $7,492,711
           Expenses net of waivers and/or reimbursements             (225,489)
Total Net Investment Income from Corresponding Portfolio            7,267,222

Fund Expenses
           Administrative                                              61,133
           Transfer agent                                              76,023
           Audit                                                          889
           Legal                                                        1,277
           Printing                                                    23,239
           Distribution plan                                           97,813
           Postage                                                     21,094
           Registration and filing                                     29,303
           Insurance                                                      981
           Other                                                        3,422
Total Expenses                                                        315,174
Expenses reimbursed by investment advisor                             (40,798)
Net Expenses                                                          274,376

Net Investment Income (Loss)                                        6,992,846

Net Realized and Unrealized Gain (Loss) from Investments
Net Increase (Decrease) in Net Assets Resulting from Operations    $6,992,846


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
AND YEAR ENDED DECEMBER 31, 1999

MONEY MARKET FUND

                                                                                 Six months
                                                                                    ended              Year
                                                                                June 30, 2000          ended
                                                                                 (unaudited)     December 31, 1999
Increase (Decrease) in Net Assets
Operations
                Net investment income (loss)                                         $6,992,846        $10,553,903
Net increase in net assets resulting from operations                                  6,992,846         10,553,903
Dividends and Distributions to Shareholders from
                Net investment income                                                (6,992,846)       (10,553,903)
Net decrease in net assets resulting from dividends and distributions                (6,992,846)       (10,553,903)
Capital Transactions
                Issued                                                              279,095,604        621,768,406
                Reinvested                                                            5,679,605         10,405,355
                Redeemed                                                           (293,405,681)      (554,405,825)
Net increase in net assets resulting from capital transactions                       (8,630,472)        77,767,936

Total Increase (Decrease) in Net Assets                                              (8,630,472)        77,767,936

Net Assets - Beginning of Period                                                    232,023,233        154,255,297

Net Assets - End of Period                                                         $223,392,761       $232,023,233

Share Transactions
                Issued                                                              279,095,604        621,768,406
                Reinvested                                                            5,679,605         10,405,355
                Redeemed                                                           (293,405,681)      (554,405,825)
Change in shares                                                                     (8,630,472)        77,767,936

*  Date of commencement of operations.

See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS
                             THE MONEY MARKET FUND

                                                         Six months        Year       Year        Year         Year          Year
                                                            ended         ended      ended       ended        ended         ended
                                                          6/30/00        12/31/99   12/31/98   12/31/97     12/31/96      12/31/95
                                                         (Unaudited)

Net Asset Value, Beginning of Period                         $1.00         $1.00      $1.00       $1.00        $1.00         $1.00

Income from Investment Operations
    Net investment income                                    0.030         0.049      0.052       0.053         0.05          0.06
Total from Investment Operations                             0.030         0.049      0.052       0.053         0.05          0.06

Less Dividends and Distributions
    From net investment income                              (0.030)       (0.049)    (0.052)     (0.053)       (0.05)        (0.06)
Total Dividends and Distributions                           (0.030)       (0.049)    (0.052)     (0.053)       (0.05)        (0.06)

Net Asset Value, End of Period                               $1.00         $1.00      $1.00       $1.00        $1.00         $1.00

Total Return                                                  2.92%(3)      4.96%      5.31%       5.38%        5.27%         5.85%

Ratios/Supplemental Data
    Net assets, end of period ($000)                       $223,393      $232,023   $154,255    $169,335     $119,947      $141,087
    Ratio of expenses to average net assets                   0.41%(2)      0.41%      0.40%       0.40%        0.40%         0.40%
    Ratio of net investment income to average net assets      5.73%(2)      4.88%      5.19%       5.26%        5.15%         5.70%
    Ratio of expenses to average net assets before            0.55%(2)      0.54%      0.59%       0.59%        0.58%         0.64%
    reimbursement/waiver of fees(1)
    Ratio of net investment income to average net assets      5.59%(2)      4.75%      5.00%       5.07%        4.97%         5.46%
    before reimbursement/waiver of fees(1)

(1) Ratio includes fees waived in corresponding portfolio.
(2) Annualized.
(3) Not annualized.

See accompanying notes to financial statements.

                    THE MONEY MARKET FUND SEMI-ANNUAL REPORT

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2000 (UNAUDITED)


1.   ORGANIZATION

The Flex-funds Trust (the "Trust") was organized in 1982 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers five separate series, and it is presently comprised of five separate funds including The Money Market Fund (the "Fund"). The Fund invests all of its investable assets in a corresponding open-end management investment company (the "Portfolio") having the same investment objective as the Fund. The Fund, the Portfolio into which the Fund invests and the percentage of each Portfolio owned by the Fund is as follows:

                                                       PERCENTAGE OF PORTFOLIO
                                                       OWNED BY FUND AS OF JUNE
FUND                        PORTFOLIO                         30, 2000
The Money Market Fund       Money Market Portfolio               17%

The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

The Fund values its investment in the corresponding Portfolio at fair value. Valuation of securities held by the Portfolio is further described at Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. The Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences have been reclassified among the components of net assets.

INVESTMENT INCOME & EXPENSES

The Fund records daily its proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund's relative net assets or other appropriate basis.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Meeder Asset Management ("MAM"), a wholly-owned subsidiary of Muirfield Investors, Inc. ("MII"), provides the Portfolio with investment management, research, statistical and advisory services.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $20 per active shareholder account or 0.06% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 from the Fund.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

MAM has voluntarily agreed to reimburse the Fund for the amount by which annual expenses of the Fund including expenses allocated from its respective Portfolio (excluding interest, taxes, brokerage fees, and extraordinary expenses) exceed 0.41% of average daily net assets of the Fund on an annual basis. Such reimbursement is limited to the total of fees charged the Fund by MAM and MFSCo.

Pursuant to Rule 12b-1 of the Act, the Fund has adopted a Distribution Plan (the "Plan"). Under the provisions of the Plan, the Fund may incur certain expenses associated with the distribution of fund shares in amounts not to exceed 0.20% of the average daily net assets of the Fund on an annual basis.

Certain officers of the Funds and trustees of the Trust and the Portfolios are also officers or directors of MII, MAM and MFSCo.

STATEMENTS OF ASSETS & LIABILITIES
JUNE 30, 2000 (UNAUDITED)


                                                                    Money
                                                                   Market
                                                                  Portfolio

Assets
      Investments, at market value*                            $1,148,917,057
      Repurchase agreements, at cost*                             203,831,000
      Trustee deferred compensation investments, at market value       44,623
      Cash                                                                675
      Receivable from corresponding Fund                            1,821,618
      Interest and dividend receivable                              2,394,824
      Prepaid expenses/other assets                                   146,658
Total Assets                                                    1,357,156,455

Liabilities
      Payable for Trustee Deferred Compensation Plan                   44,623
      Payable to investment advisor                                   192,239
      Accrued fund accounting fees                                     15,903
      Other accrued liabilities                                        15,464
Total Liabilities                                                     268,229

Total Net Assets                                               $1,356,888,226

Net Assets
      Capital                                                   1,356,888,226
Total Net Assets                                               $1,356,888,226

*Securities at cost                                            $1,352,748,057

See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                     Money
                                                                     Market
                                                                   Portfolio
Net Investment Income
    Interest                                                       $44,887,494
Total Net Investment Income                                         44,887,494

Expenses
    Investment advisor                                               1,912,928
    Accounting                                                          92,102
    Trustee                                                             16,890
    Audit                                                                6,489
    Custodian                                                           53,143
    Legal                                                                1,181
    Insurance                                                           69,622
    Other                                                                3,713
Total Expenses                                                       2,156,068
Investment advisor fees waived                                        (807,397)
Total Net Expenses                                                   1,348,671

Net Investment Income (Loss)                                        43,538,823

Realized and Unrealized Gain (Loss) from Investments
Net Increase (Decrease) in Net Assets Resulting from Operations    $43,538,823

*  Operations commenced on February 29, 2000.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
AND YEAR ENDED DECEMBER 31, 1999

MONEY MARKET PORTFOLIO

                                                           Six months
                                                              ended                 Year
                                                             6/30/00                ended
                                                           (unaudited)            12/31/99
Increase (Decrease) in Net Assets
Operations
    Net investment income (loss)                            $43,538,823          $59,927,411
Net increase in net assets resulting from operations         43,538,823           59,927,411
Transactions of Investors' Beneficial Interests
    Contributions                                         3,324,388,039        6,273,721,231
    Withdrawals                                          (3,115,235,238)      (6,027,721,363)
Net increase (decrease) in net assets resulting from
    transactions of investors' beneficial interests         209,152,801          245,999,868

Total Increase (Decrease) in Net Assets                     252,691,624          305,927,279

Net Assets - Beginning of Period                          1,104,196,602          798,269,323

Net Assets - End of Period                               $1,356,888,226       $1,104,196,602

*  Date of commencement of operations.


FINANCIAL HIGHLIGHTS
Ratios/ Supplementary Data

MONEY MARKET PORTFOLIO                                  Six months       Year        Year       Year        Year        Year
                                                           ended         ended       ended      ended       ended       ended
                                                          6/30/00       12/31/99    12/31/98   12/31/97    12/31/96    12/31/95
                                                        (Unaudited)

Net assets, end of period ($000)                        $1,356,888     $1,104,197   $798,269   $587,019    $352,930    $256,126
Ratio of expenses to average net assets                     0.18%(1)       0.18%      0.18%      0.18%       0.19%       0.21%
Ratio of net investment income to average net assets        5.90%(1)       5.07%      5.39%      5.47%       5.34%       5.87%
Ratio of expenses to average net assets                     0.29%(1)       0.30%      0.30%      0.31%       0.33%       0.37%
  before waiver of fees
Ratio of net investment income to average net assets        5.79%(1)       4.95%      5.27%      5.34%       5.20%       5.70%
  before waiver of fees

(1) Annualized.

See accompanying notes to financial statements.

                    THE MONEY MARKET FUND SEMI-ANNUAL REPORT

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2000 (UNAUDITED)


1.   ORGANIZATION

The Money Market Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The investment objective of the Money Market Portfolio is to seek current income and stable net asset values through investment in a portfolio of money market instruments. The financial statements of the Fund are included elsewhere in this report.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Money market securities held in the Portfolio are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS

The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

DEFERRED TRUSTEE COMPENSATION

Under a Deferred Compensation Plan (the "Plan") non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of the Flex-funds and Meeder Advisor Funds. Deferred amounts remain in the Portfolios until distributed in accordance with the Plan.

LETTER OF CREDIT

The Portfolio has pledged as collateral a U.S. Government Security, cash or other high-grade debt security solely for the benefit of ICI Mutual Insurance Co. for the Portfolio's fidelity bond coverage.

INCOME TAXES

The Portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no Federal income tax provision is required.

SECURITIES TRANSACTIONS

The Portfolio records security transactions on the trade date. Interest income (including amortization of premium and accretion of discount) is recognized as earned.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Meeder Asset Management ("MAM"), a wholly-owned subsidiary of Muirfield Investors, Inc. ("MII"), provides the Portfolio with investment management, research, statistical and advisory services. For such services the Portfolio pays monthly a fee at the following annual rates: 0.40% of average daily net assets up to $100 million and 0.25% of average daily net assets exceeding $100 million. During the six months ended June 30, 2000, MAM voluntarily waived a portion of its investment advisory fees in the Portfolio.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as accounting services agent for the Portfolio. In compensation for such services, each Portfolio pays MFSCo an annual fee equal to the greater of:

         a. 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets, or

         b.       $30,000.

Certain officers and trustees of the Portfolios are also officers or directors of MII, MAM and MFSCo.

4.   SECURITIES TRANSACTIONS

As of June 30, 2000, the aggregate cost basis of investments for Federal income tax was $1,352,748,057